Business Combination (Details) - Schedule of value of Consideration and net assets acquired $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Value Of Consideration And Net Assets Acquired Abstract
Value of Consideration	$ 113,278
Less: net assets acquired	(114,014)
Bargain	$ (736)